SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenues	$ 20,025	$ 28,340	$ 29,703
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	3,353	9,427	4,982
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	7,705	18,913	24,721
Electronic Monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	4,437	0	0
Treatment Programs [Member]
Revenue from External Customer [Line Items]
Revenues	$ 4,530	$ 0	$ 0